Income taxes - Summary of Income (Loss) Before Income Taxes and the Provision for Current and Deferred Income Taxes Attributable (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Profit Loss Before Tax And Major Components Of Tax Expense Income [Abstract]
Income (loss) before income taxes:	¥ 1,422,374	¥ 1,343,198	¥ 1,095,086
Income tax expenses
Current	326,555	275,376	255,375
Deferred	40,553	(17,896)	(16,270)
Income tax expense, Total	¥ 367,108	¥ 257,480	¥ 239,105